UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

This report on Form N-CSR relates solely to the Registrant's Balanced Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Balanced Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.57%
Actual		$ 1,000.00	$ 1,139.20	$ 3.02
Hypothetical A		$ 1,000.00	$ 1,021.97	$ 2.86
Service Class	.70%
Actual		$ 1,000.00	$ 1,138.60	$ 3.71
Hypothetical A		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class 2.82%
Actual		$ 1,000.00	$ 1,137.80	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.73	$ 4.11
Investor Class	.67%
Actual		$ 1,000.00	$ 1,138.70	$ 3.55
Hypothetical A		$ 1,000.00	$ 1,021.47	$ 3.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	1.7	1.2
Bank of America Corp.	1.5	0.8
JPMorgan Chase & Co.	1.3	1.1
Pfizer, Inc.	1.1	0.3
Cisco Systems, Inc.	1.0	1.0
	6.6
Top Five Bond Issuers as of June 30, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	8.2	10.2
U.S. Treasury Obligations	5.0	3.9
Freddie Mac	1.2	2.3
JPMorgan Chase Commercial Mortgage Trust	0.5	0.4
Morgan Stanley	0.3	0.7
	15.2
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.1	15.1
Information Technology	12.3	10.7
Energy	9.8	8.3
Consumer Discretionary	9.2	8.6
Health Care	9.0	7.8
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 67.0%		Stocks 62.1%
	Bonds 30.7%		Bonds 33.1%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 4.3%
	Other Investments 0.6%		Other Investments 0.5%
* Foreign investments	10.2%	** Foreign investments	9.3%

Percentages are adjusted for the effect of futures and swap contracts, if applicable.

A holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.6%
Autoliv, Inc.	30,400	$ 874,608
BorgWarner, Inc.	24,400	833,260
Federal-Mogul Corp. Class A (a)	158,111	1,494,149
Johnson Controls, Inc.	142,600	3,097,272
Magna International, Inc. Class A	6,200	263,064
The Goodyear Tire & Rubber Co. (a)	141,500	1,593,290
		8,155,643
Automobiles - 0.0%
Thor Industries, Inc.	12,800	235,136
Winnebago Industries, Inc.	40,542	301,227
		536,363
Diversified Consumer Services - 0.4%
Carriage Services, Inc. Class A (a)	24,247	86,562
Hillenbrand, Inc.	84,522	1,406,446
Princeton Review, Inc. (a)	69,846	377,867
Regis Corp.	38,851	676,396
Service Corp. International	157,300	862,004
Stewart Enterprises, Inc. Class A	426,058	2,053,600
		5,462,875
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	108,958	1,855,555
Burger King Holdings, Inc.	45,700	789,239
DineEquity, Inc. (e)	89,402	2,788,448
Las Vegas Sands Corp. unit	19,262	2,544,125
Red Robin Gourmet Burgers, Inc. (a)	6,100	114,375
Sonic Corp. (a)	151,200	1,516,536
Starwood Hotels & Resorts Worldwide, Inc.	133,700	2,968,140
Vail Resorts, Inc. (a)	28,693	769,546
WMS Industries, Inc. (a)	27,400	863,374
Wyndham Worldwide Corp.	291,400	3,531,768
		17,741,106
Household Durables - 0.8%
Black & Decker Corp.	31,700	908,522
Centex Corp.	25,800	218,268
Dorel Industries, Inc. Class B (sub. vtg.)	24,500	566,211
Hooker Furniture Corp.	26,203	300,810
Mohawk Industries, Inc. (a)	58,200	2,076,576
Newell Rubbermaid, Inc.	102,000	1,061,820
Pulte Homes, Inc.	111,500	984,545
Stanley Furniture Co., Inc.	23,900	257,881
The Stanley Works	24,300	822,312
Whirlpool Corp.	61,300	2,608,928
		9,805,873
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	38,500	933,240
Media - 1.7%
Cablevision Systems Corp. - NY Group Class A	78,100	1,515,921

	Shares	Value
CC Media Holdings, Inc. Class A (a)	100,000	$ 100,000
Comcast Corp. Class A (special) (non-vtg.)	421,701	5,945,984
DISH Network Corp. Class A (a)	143,927	2,333,057
Informa PLC	195,300	703,642
Lamar Advertising Co. Class A (a)	45,200	690,204
Liberty Media Corp. Entertainment Series A (a)	139,232	3,724,456
The DIRECTV Group, Inc. (a)	66,710	1,648,404
The Walt Disney Co.	103,840	2,422,587
Time Warner Cable, Inc.	38,728	1,226,516
Viacom, Inc. Class B (non-vtg.) (a)	55,500	1,259,850
		21,570,621
Multiline Retail - 0.3%
Target Corp.	80,700	3,185,229
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	76,900	3,190,581
Asbury Automotive Group, Inc.	38,400	393,216
Best Buy Co., Inc.	36,600	1,225,734
Big 5 Sporting Goods Corp.	38,500	425,810
Collective Brands, Inc. (a)	87,400	1,273,418
Group 1 Automotive, Inc.	16,900	439,738
Gymboree Corp. (a)	22,300	791,204
Home Depot, Inc.	89,700	2,119,611
Lowe's Companies, Inc.	262,300	5,091,243
Lumber Liquidators, Inc. (a)	81,299	1,281,272
OfficeMax, Inc.	118,800	746,064
Sally Beauty Holdings, Inc. (a)	203,425	1,293,783
Sonic Automotive, Inc. Class A (sub. vtg.)	59,500	604,520
Staples, Inc.	169,300	3,414,781
The Men's Wearhouse, Inc.	63,556	1,219,004
Tween Brands, Inc. (a)	284,300	1,899,124
Zale Corp. (a)	2,800	9,632
		25,418,735
Textiles, Apparel & Luxury Goods - 0.1%
361 Degrees International Ltd.	343,000	172,609
American Apparel, Inc. (a)	238,336	867,543
		1,040,152
TOTAL CONSUMER DISCRETIONARY		93,849,837
CONSUMER STAPLES - 5.6%
Beverages - 1.0%
Anheuser-Busch InBev NV	109,660	3,959,329
Carlsberg AS Series B	24,600	1,577,918
Coca-Cola Enterprises, Inc.	110,600	1,841,490
The Coca-Cola Co.	128,700	6,176,313
		13,555,050
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	47,900	2,189,030
CVS Caremark Corp.	189,174	6,028,975
Kroger Co.	80,700	1,779,435
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	71,400	$ 3,458,616
Winn-Dixie Stores, Inc. (a)	246,031	3,085,229
		16,541,285
Food Products - 1.9%
Bunge Ltd.	7,300	439,825
Cermaq ASA	164,700	1,312,284
Corn Products International, Inc.	72,705	1,947,767
Danone	18,516	913,709
Danone rights (a)	7	24
Global Bio-Chem Technology Group Co. Ltd.	4,968,000	897,457
Kellogg Co.	20,672	962,695
Leroy Seafood Group ASA	115,050	1,788,657
Marine Harvest ASA (a)	9,620,000	6,460,993
Nestle SA (Reg.)	56,030	2,110,408
Ralcorp Holdings, Inc. (a)	10,600	645,752
Smithfield Foods, Inc. (a)(e)	136,211	1,902,868
The J.M. Smucker Co.	4,342	211,282
Tyson Foods, Inc. Class A	358,200	4,516,902
Unilever NV (Certificaten Van Aandelen)	21,100	508,032
		24,618,655
Household Products - 0.6%
Clorox Co.	23,500	1,312,005
Energizer Holdings, Inc. (a)	36,100	1,885,864
Kimberly-Clark Corp.	41,600	2,181,088
Procter & Gamble Co.	41,300	2,110,430
		7,489,387
Personal Products - 0.2%
Avon Products, Inc.	55,482	1,430,326
Mead Johnson Nutrition Co. Class A	26,900	854,613
		2,284,939
Tobacco - 0.6%
Lorillard, Inc.	27,812	1,884,819
Philip Morris International, Inc.	126,685	5,526,000
		7,410,819
TOTAL CONSUMER STAPLES		71,900,135
ENERGY - 8.1%
Energy Equipment & Services - 3.2%
Diamond Offshore Drilling, Inc. (e)	15,700	1,303,885
Global Industries Ltd. (a)	416,959	2,359,988
Halliburton Co.	111,900	2,316,330
Helix Energy Solutions Group, Inc. (a)	96,600	1,050,042
Nabors Industries Ltd. (a)	85,200	1,327,416
National Oilwell Varco, Inc. (a)	356,500	11,643,290
Noble Corp.	135,100	4,086,775
Parker Drilling Co. (a)	121,986	529,419
Patterson-UTI Energy, Inc.	16,000	205,760
Pride International, Inc. (a)	61,973	1,553,043

	Shares	Value
Schlumberger Ltd. (NY Shares)	2,800	$ 151,508
Smith International, Inc.	125,000	3,218,750
Superior Energy Services, Inc. (a)	27,244	470,504
Tidewater, Inc.	57,667	2,472,184
Union Drilling, Inc. (a)	42,300	280,026
Weatherford International Ltd. (a)	404,448	7,911,003
		40,879,923
Oil, Gas & Consumable Fuels - 4.9%
Arch Coal, Inc.	39,212	602,688
Berry Petroleum Co. Class A	94,500	1,756,755
Boardwalk Pipeline Partners, LP	57,466	1,297,582
Brigham Exploration Co. (a)	280,000	977,200
Cabot Oil & Gas Corp.	41,700	1,277,688
Chesapeake Energy Corp.	301,700	5,982,711
Cimarex Energy Co.	28,200	799,188
Concho Resources, Inc. (a)	36,500	1,047,185
Denbury Resources, Inc. (a)	124,310	1,831,086
El Paso Corp.	134,200	1,238,666
Ellora Energy, Inc. (a)(f)	30,267	166,233
Energy Transfer Equity LP	18,500	469,345
EXCO Resources, Inc. (a)	252,439	3,261,512
Foundation Coal Holdings, Inc.	86,301	2,425,921
Frontier Oil Corp.	84,400	1,106,484
Hess Corp.	81,618	4,386,968
Holly Corp.	35,700	641,886
Marathon Oil Corp.	17,400	524,262
Nexen, Inc.	118,200	2,568,063
Occidental Petroleum Corp.	22,500	1,480,725
OPTI Canada, Inc. (a)(e)	748,100	1,254,230
OPTI Canada, Inc. (a)(f)	635,700	956,392
Peabody Energy Corp.	24,200	729,872
Penn Virginia Corp.	44,500	728,465
Petro-Canada	47,400	1,830,632
Petrohawk Energy Corp. (a)	391,087	8,721,240
Plains Exploration & Production Co. (a)	185,282	5,069,316
Quicksilver Resources, Inc. (a)	8,000	74,320
Range Resources Corp.	78,250	3,240,333
Rosetta Resources, Inc. (a)	109,448	957,670
Southwestern Energy Co. (a)	89,200	3,465,420
Sunoco, Inc.	45,150	1,047,480
Venoco, Inc. (a)	131,681	1,009,993
		62,927,511
TOTAL ENERGY		103,807,434
FINANCIALS - 11.1%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	22,800	553,356
Bank Sarasin & Co. Ltd. Series B (Reg.)	27,785	864,445
Deutsche Bank AG (NY Shares)	13,400	817,400
Fortress Investment Group LLC (e)	228,300	780,786
Goldman Sachs Group, Inc.	56,200	8,286,128
Janus Capital Group, Inc.	80,900	922,260
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Ltd. Class A	20,300	$ 546,476
Morgan Stanley	217,056	6,188,267
Nomura Holdings, Inc. sponsored ADR	67,400	568,182
State Street Corp.	46,900	2,213,680
The Blackstone Group LP	74,100	781,014
		22,521,994
Commercial Banks - 3.4%
Associated Banc-Corp.	85,145	1,064,313
CapitalSource, Inc.	649,000	3,167,120
Huntington Bancshares, Inc.	236,900	990,242
KeyCorp	78,800	412,912
Mitsubishi UFJ Financial Group, Inc.	183,600	1,133,693
PNC Financial Services Group, Inc.	272,555	10,577,860
Sumitomo Mitsui Financial Group, Inc.	32,600	1,329,922
SunTrust Banks, Inc.	34,400	565,880
U.S. Bancorp, Delaware	132,100	2,367,232
Wells Fargo & Co.	892,459	21,651,055
		43,260,229
Consumer Finance - 0.3%
Capital One Financial Corp.	119,800	2,621,224
Discover Financial Services	117,100	1,202,617
		3,823,841
Diversified Financial Services - 3.2%
Bank of America Corp.	1,441,726	19,030,783
JPMorgan Chase & Co.	475,400	16,215,894
PHH Corp. (a)	3,400	61,812
PICO Holdings, Inc. (a)	172,261	4,943,891
Ricoh Leasing Co. Ltd.	15,300	301,283
		40,553,663
Insurance - 1.4%
ACE Ltd.	33,100	1,464,013
Assurant, Inc.	27,329	658,356
Assured Guaranty Ltd.	33,700	417,206
Endurance Specialty Holdings Ltd.	18,300	536,190
Everest Re Group Ltd.	19,700	1,409,929
Genworth Financial, Inc. Class A (non-vtg.)	167,300	1,169,427
Hartford Financial Services Group, Inc.	5,600	66,472
Lincoln National Corp.	110,300	1,898,263
Loews Corp.	26,400	723,360
Maiden Holdings Ltd. (f)	19,000	124,640
MBIA, Inc. (a)(e)	198,900	861,237
MetLife, Inc.	51,259	1,538,283
Montpelier Re Holdings Ltd.	65,200	866,508
Platinum Underwriters Holdings Ltd.	24,300	694,737
Protective Life Corp.	76,000	869,440
Prudential Financial, Inc.	17,300	643,906
The Travelers Companies, Inc.	57,260	2,349,950

	Shares	Value
Validus Holdings Ltd.	17,200	$ 378,056
XL Capital Ltd. Class A	72,400	829,704
		17,499,677
Real Estate Investment Trusts - 0.4%
Brandywine Realty Trust (SBI)	51,200	381,440
CBL & Associates Properties, Inc.	89,211	480,847
Developers Diversified Realty Corp.	40,442	197,357
Duke Realty LP	42,100	369,217
Highwoods Properties, Inc. (SBI)	5,900	131,983
ProLogis Trust	187,700	1,512,862
SL Green Realty Corp.	45,010	1,032,529
U-Store-It Trust	4,499	22,045
UDR, Inc.	17,508	180,858
Unibail-Rodamco	1,200	178,693
Ventas, Inc.	9,200	274,712
Vornado Realty Trust	18,684	841,341
		5,603,884
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	654,772	6,128,666
Forestar Group, Inc. (a)	22,930	272,408
Jones Lang LaSalle, Inc.	41,488	1,357,902
Unite Group PLC	122,818	274,793
		8,033,769
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	101,600	10,262
TOTAL FINANCIALS		141,307,319
HEALTH CARE - 8.3%
Biotechnology - 1.9%
Actelion Ltd. (Reg.) (a)	2,250	117,740
Alexion Pharmaceuticals, Inc. (a)	17,600	723,712
Amgen, Inc. (a)	101,500	5,373,410
Biogen Idec, Inc. (a)	31,000	1,399,650
Cephalon, Inc. (a)	38,086	2,157,572
Dendreon Corp. (a)	38,900	966,665
DUSA Pharmaceuticals, Inc. (a)	190,175	209,193
Genzyme Corp. (a)	30,905	1,720,481
Gilead Sciences, Inc. (a)	62,200	2,913,448
Theravance, Inc. (a)	251,796	3,686,293
United Therapeutics Corp. (a)	12,900	1,074,957
Vertex Pharmaceuticals, Inc. (a)	93,600	3,335,904
		23,679,025
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	143,340	1,453,468
C.R. Bard, Inc.	25,050	1,864,973
Cooper Companies, Inc.	16,296	403,000
Covidien PLC	143,023	5,354,781
DENTSPLY International, Inc.	38,528	1,175,875
Integra LifeSciences Holdings Corp. (a)	61,600	1,633,016
Inverness Medical Innovations, Inc. (a)	43,624	1,552,142
Kinetic Concepts, Inc. (a)	29,900	814,775
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	33,356	$ 834,234
Sonova Holding AG	30,069	2,443,937
		17,530,201
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc.	173,944	1,694,215
CardioNet, Inc. (a)	44,836	731,724
CIGNA Corp.	105,000	2,529,450
Coventry Health Care, Inc. (a)	36,635	685,441
Express Scripts, Inc. (a)	44,600	3,066,250
Fresenius Medical Care AG & Co. KGaA	18,329	819,895
Genoptix, Inc. (a)	24,271	776,429
Humana, Inc. (a)	8,900	287,114
McKesson Corp.	24,600	1,082,400
Medco Health Solutions, Inc. (a)	66,400	3,028,504
Triple-S Management Corp. (a)	90,426	1,409,741
UnitedHealth Group, Inc.	49,165	1,228,142
Universal Health Services, Inc. Class B	37,483	1,831,045
WellPoint, Inc. (a)	51,400	2,615,746
		21,786,096
Health Care Technology - 0.0%
IMS Health, Inc.	44,800	568,960
Life Sciences Tools & Services - 0.2%
Bruker BioSciences Corp. (a)	80,784	748,060
Life Technologies Corp. (a)	28,700	1,197,364
Thermo Fisher Scientific, Inc. (a)	12,400	505,548
		2,450,972
Pharmaceuticals - 3.1%
Abbott Laboratories	15,600	733,824
Allergan, Inc.	44,400	2,112,552
Cadence Pharmaceuticals, Inc. (a)	90,455	903,645
King Pharmaceuticals, Inc. (a)	25,100	241,713
Merck & Co., Inc.	257,285	7,193,689
Novo Nordisk AS Series B	17,300	935,320
Pfizer, Inc.	957,675	14,365,125
Sanofi-Aventis	20,075	1,186,095
Schering-Plough Corp.	139,400	3,501,728
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,300	1,939,062
ViroPharma, Inc. (a)	5,600	33,208
Vivus, Inc. (a)	148,805	904,734
Wyeth	116,200	5,274,318
XenoPort, Inc. (a)	28,200	653,394
		39,978,407
TOTAL HEALTH CARE		105,993,661
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc. (a)	9,500	782,420

	Shares	Value
Honeywell International, Inc.	103,100	$ 3,237,340
Lockheed Martin Corp.	12,600	1,016,190
Northrop Grumman Corp.	36,000	1,644,480
Orbital Sciences Corp. (a)	85,150	1,291,726
Raytheon Co. warrants 6/16/11 (a)	200	1,874
United Technologies Corp.	108,700	5,648,052
		13,622,082
Air Freight & Logistics - 0.1%
FedEx Corp.	26,100	1,451,682
Airlines - 0.3%
Delta Air Lines, Inc. (a)	646,066	3,740,722
Building Products - 0.2%
Masco Corp.	170,000	1,628,600
Owens Corning (a)	86,400	1,104,192
		2,732,792
Commercial Services & Supplies - 0.7%
ACCO Brands Corp. (a)	86,471	243,848
Clean Harbors, Inc. (a)	27,300	1,473,927
Consolidated Graphics, Inc. (a)	12,084	210,503
Corrections Corp. of America (a)	45,000	764,550
EnergySolutions, Inc.	50,335	463,082
GeoEye, Inc. (a)	106,478	2,508,622
R.R. Donnelley & Sons Co.	186,403	2,166,003
Republic Services, Inc.	53,295	1,300,931
		9,131,466
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV (NY Shares)	91,300	1,132,120
Great Lakes Dredge & Dock Corp.	453,497	2,167,716
MYR Group, Inc. (a)	44,204	893,805
Tutor Perini Corp. (a)	41,600	722,176
URS Corp. (a)	28,612	1,416,866
		6,332,683
Electrical Equipment - 1.0%
AMETEK, Inc.	27,200	940,576
Cooper Industries Ltd. Class A	159,823	4,962,504
First Solar, Inc. (a)	6,300	1,021,356
JA Solar Holdings Co. Ltd. ADR (a)	66,100	310,670
Regal-Beloit Corp.	8,900	353,508
Renewable Energy Corp. AS (a)(e)	187,900	1,457,699
Renewable Energy Corp. AS rights 7/13/09 (a)(e)	64,793	231,684
Roper Industries, Inc.	8,900	403,259
Saft Groupe SA	23,698	937,069
Sunpower Corp.:
Class A (a)(e)	62,800	1,672,992
Class B (a)	34,526	826,898
		13,118,215
Industrial Conglomerates - 0.7%
Koninklijke Philips Electronics NV	1,100	20,307
McDermott International, Inc. (a)	152,155	3,090,268
Rheinmetall AG	10,400	450,042
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Siemens AG sponsored ADR	42,000	$ 2,905,980
Textron, Inc.	289,000	2,791,740
		9,258,337
Machinery - 0.9%
Cummins, Inc.	89,600	3,154,816
Danaher Corp.	29,200	1,802,808
Ingersoll-Rand Co. Ltd. Class A	40,100	838,090
JTEKT Corp.	62,500	636,451
Navistar International Corp. (a)	73,100	3,187,160
Vallourec SA (e)	11,300	1,371,545
		10,990,870
Marine - 0.1%
Alexander & Baldwin, Inc.	27,650	648,116
Professional Services - 0.1%
Manpower, Inc.	11,086	469,381
Monster Worldwide, Inc. (a)	77,100	910,551
		1,379,932
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	6,800	500,072
Con-way, Inc.	51,660	1,824,115
CSX Corp.	48,100	1,665,703
Norfolk Southern Corp.	22,300	840,041
Old Dominion Freight Lines, Inc. (a)	19,000	637,830
Ryder System, Inc.	61,000	1,703,120
Saia, Inc. (a)	19,665	354,167
Union Pacific Corp.	79,500	4,138,770
Universal Truckload Services, Inc.	158,793	2,485,110
		14,148,928
TOTAL INDUSTRIALS		86,555,825
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.4%
Adtran, Inc.	98,128	2,106,808
Cisco Systems, Inc. (a)	680,600	12,686,384
Comverse Technology, Inc. (a)	248,000	2,120,400
Juniper Networks, Inc. (a)	245,880	5,802,768
Motorola, Inc.	681,216	4,516,462
Palm, Inc. (a)	44,000	729,080
QUALCOMM, Inc.	53,408	2,414,042
		30,375,944
Computers & Peripherals - 1.4%
Apple, Inc. (a)	33,300	4,742,919
Dell, Inc. (a)	11,100	152,403
Hewlett-Packard Co.	242,500	9,372,625
NCR Corp. (a)	5,700	67,431
Netezza Corp. (a)	11,100	92,352

	Shares	Value
SanDisk Corp. (a)	37,289	$ 547,775
Seagate Technology	328,600	3,437,156
		18,412,661
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	61,300	1,245,003
Amphenol Corp. Class A	69,100	2,186,324
Arrow Electronics, Inc. (a)	88,300	1,875,492
Avnet, Inc. (a)	204,011	4,290,351
Bell Microproducts, Inc. (a)	250,592	288,181
BYD Co. Ltd. (H Shares) (a)	33,500	132,705
Corning, Inc.	245,300	3,939,518
Ingram Micro, Inc. Class A (a)	128,100	2,241,750
Itron, Inc. (a)	20,400	1,123,428
Tyco Electronics Ltd.	63,475	1,180,000
		18,502,752
Internet Software & Services - 0.6%
Google, Inc. Class A (sub. vtg.) (a)	11,660	4,915,739
LogMeIn, Inc.	8,000	128,000
VeriSign, Inc. (a)	138,654	2,562,326
		7,606,065
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	13,600	604,112
Alliance Data Systems Corp. (a)	50,598	2,084,132
Atos Origin SA	25,571	866,402
Fidelity National Information Services, Inc.	148,200	2,958,072
Lender Processing Services, Inc.	85,900	2,385,443
Metavante Technologies, Inc. (a)	57,414	1,484,726
Perot Systems Corp. Class A (a)	90,100	1,291,133
Sapient Corp. (a)	81,855	514,868
The Western Union Co.	59,100	969,240
Visa, Inc.	13,100	815,606
Wright Express Corp. (a)	9,500	241,965
		14,215,699
Office Electronics - 0.1%
Xerox Corp.	101,400	657,072
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	79,000	1,957,620
Applied Materials, Inc.	306,300	3,360,111
ASAT Holdings Ltd. (a)	1,762	9
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	0
Atmel Corp. (a)	1,962,899	7,321,613
Cymer, Inc. (a)	63,382	1,884,347
Cypress Semiconductor Corp. (a)	93,800	862,960
Fairchild Semiconductor International, Inc. (a)	347,747	2,430,752
International Rectifier Corp. (a)	91,800	1,359,558
Lam Research Corp. (a)	288,500	7,501,000
LTX-Credence Corp. (a)	660,082	310,239
Maxim Integrated Products, Inc.	157,200	2,466,468
MEMC Electronic Materials, Inc. (a)	62,100	1,106,001
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	316,900	$ 1,603,514
National Semiconductor Corp.	110,900	1,391,795
ON Semiconductor Corp. (a)	153,835	1,055,308
Semitool, Inc. (a)	144,021	665,377
Varian Semiconductor Equipment Associates, Inc. (a)	88,600	2,125,514
		37,402,186
Software - 1.8%
ANSYS, Inc. (a)	26,800	835,088
BMC Software, Inc. (a)	37,700	1,273,883
Citrix Systems, Inc. (a)	42,438	1,353,348
Informatica Corp. (a)	55,400	952,326
Microsoft Corp.	324,900	7,722,873
Misys PLC	367,400	1,042,638
Oracle Corp.	274,100	5,871,222
Phoenix Technologies Ltd. (a)	11,701	31,710
Quest Software, Inc. (a)	95,420	1,330,155
Sourcefire, Inc. (a)	139,342	1,726,447
Symantec Corp. (a)	11,431	177,866
Ubisoft Entertainment SA (a)	35,576	865,558
		23,183,114
TOTAL INFORMATION TECHNOLOGY		150,355,493
MATERIALS - 4.2%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	20,000	1,291,800
Airgas, Inc.	28,159	1,141,284
Albemarle Corp.	43,700	1,117,409
Arkema sponsored ADR	14,931	349,385
Ashland, Inc.	97,477	2,734,230
Calgon Carbon Corp. (a)	11,200	155,568
Celanese Corp. Class A	164,399	3,904,476
CF Industries Holdings, Inc.	5,800	430,012
Dow Chemical Co.	113,500	1,831,890
Huabao International Holdings Ltd.	230,000	222,584
Lubrizol Corp.	9,600	454,176
Monsanto Co.	53,300	3,962,322
Rockwood Holdings, Inc. (a)	37,319	546,350
Solutia, Inc. (a)	257,326	1,482,198
Spartech Corp.	176,086	1,618,230
Terra Industries, Inc.	62,176	1,505,903
The Mosaic Co.	42,600	1,887,180
W.R. Grace & Co. (a)	181,949	2,250,709
		26,885,706
Construction Materials - 0.1%
Eagle Materials, Inc.	15,700	396,268
Vulcan Materials Co.	20,200	870,620
		1,266,888

	Shares	Value
Containers & Packaging - 0.7%
Ball Corp.	24,500	$ 1,106,420
Owens-Illinois, Inc. (a)	113,700	3,184,737
Rock-Tenn Co. Class A	40,400	1,541,664
Temple-Inland, Inc.	269,647	3,537,769
		9,370,590
Metals & Mining - 1.3%
Agnico-Eagle Mines Ltd. (Canada)	8,200	431,961
ArcelorMittal SA (NY Shares) Class A	45,725	1,512,583
Commercial Metals Co.	122,400	1,962,072
Compass Minerals International, Inc.	4,400	241,604
Eldorado Gold Corp. (a)	427,200	3,849,244
First Quantum Minerals Ltd.	2,800	135,414
Ivanhoe Mines Ltd. (a)	286,400	1,588,238
Lihir Gold Ltd. (a)	594,246	1,412,413
Newcrest Mining Ltd.	70,368	1,729,780
Newmont Mining Corp.	28,200	1,152,534
Rio Tinto PLC rights 7/1/09 (a)	25,300	290,524
Silver Wheaton Corp. (a)	30,500	253,314
Timminco Ltd. (a)(e)	177,500	187,710
United States Steel Corp.	31,700	1,132,958
Vale SA sponsored ADR	18,800	331,444
		16,211,793
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	3,900	98,631
Weyerhaeuser Co.	2,200	66,946
		165,577
TOTAL MATERIALS		53,900,554
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	169,900	4,220,316
Cincinnati Bell, Inc. (a)	358,200	1,017,288
Qwest Communications International, Inc.	1,033,886	4,290,627
Verizon Communications, Inc.	96,500	2,965,445
		12,493,676
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	655,500	3,152,955
Vivo Participacoes SA sponsored ADR	46,600	882,604
		4,035,559
TOTAL TELECOMMUNICATION SERVICES		16,529,235
UTILITIES - 1.8%
Electric Utilities - 0.7%
Allegheny Energy, Inc.	116,337	2,984,044
Entergy Corp.	30,186	2,340,019
FirstEnergy Corp.	73,700	2,855,875
Public Power Corp. of Greece	6,057	124,893
		8,304,831
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.1%
EQT Corp.	43,600	$ 1,522,076
Questar Corp.	5,700	177,042
		1,699,118
Independent Power Producers & Energy Traders - 0.9%
AES Corp.	146,700	1,703,187
Constellation Energy Group, Inc.	116,700	3,101,886
Dynegy, Inc. Class A (a)	288,200	654,214
NRG Energy, Inc. (a)	201,620	5,234,055
RRI Energy, Inc. (a)	218,481	1,094,590
		11,787,932
Multi-Utilities - 0.1%
CMS Energy Corp.	36,200	437,296
Public Service Enterprise Group, Inc.	11,200	365,456
Sempra Energy	18,400	913,192
		1,715,944
TOTAL UTILITIES		23,507,825
TOTAL COMMON STOCKS (Cost $919,235,685)		847,707,318
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.5%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6.75%	1,100	56,579
SandRidge Energy, Inc. 8.50% (a)(f)	9,800	1,184,820
		1,241,399
FINANCIALS - 0.1%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	300	126,543
UCBH Holdings, Inc. Series B, 8.50%	710	211,239
		337,782
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	61,900	1,067,596
Citigroup, Inc. Series T, 6.50%	8,200	275,213
		1,342,809
TOTAL FINANCIALS		1,680,591
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	600	515,250
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00%	48	0

	Shares	Value
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	32,500	$ 2,567,500
TOTAL CONVERTIBLE PREFERRED STOCKS		6,004,740
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Fiat SpA (a)	117,994	727,831
TOTAL PREFERRED STOCKS (Cost $7,952,594)		6,732,571
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,985,109)	142,738	1,150,468
Corporate Bonds - 0.6%
	Principal Amount
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Virgin Media, Inc. 6.5% 11/15/16 (f)	$ 790,000	617,069
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Holdings, Inc. 4.25% 6/15/14	560,000	523,124
Oil, Gas & Consumable Fuels - 0.0%
Western Refining, Inc. 5.75% 6/15/14	110,000	99,000
TOTAL ENERGY		622,124
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(f)	1,956,000	811,740
HEALTH CARE - 0.2%
Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	1,010,000	895,567
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (f)	1,500,000	1,199,700
TOTAL HEALTH CARE		2,095,267
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 0.1%
Airlines - 0.0%
U.S. Airways Group, Inc. 7.25% 5/15/14	$ 560,000	$ 376,600
Construction & Engineering - 0.1%
MasTec, Inc. 4% 6/15/14	570,000	548,625
Electrical Equipment - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	390,000	292,500
TOTAL INDUSTRIALS		1,217,725
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	1,930,000	904,784
Amkor Technology, Inc. 6% 4/15/14 (f)	520,000	869,050
		1,773,834
TOTAL CONVERTIBLE BONDS		7,137,759
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	715,000	464,750
8.25% 12/15/14	695,000	455,225
		919,975
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia Capital SA 7.2% 7/18/36	20,000	19,392
TOTAL NONCONVERTIBLE BONDS		939,367
TOTAL CORPORATE BONDS (Cost $7,427,650)		8,077,126
Fixed-Income Funds - 30.5%
	Shares
Fidelity High Income Central Fund 2 (g)	673,813	59,733,519
Fidelity VIP Investment Grade Central Fund (g)	3,298,878	329,887,781
TOTAL FIXED-INCOME FUNDS (Cost $395,979,014)		389,621,300
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	22,720,954	$ 22,720,954
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	10,162,586	10,162,586
TOTAL MONEY MARKET FUNDS (Cost $32,883,540)		32,883,540
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $17,000)	$ 17,000	17,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,365,480,592)		1,286,189,323
NET OTHER ASSETS - (0.7)%		(8,601,318)
NET ASSETS - 100%		$ 1,277,588,005
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,929,644 or 0.5% of net assets.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 2,276
Deutsche Bank Securities, Inc.	2,018
ING Financial Markets LLC	747
J.P. Morgan Securities, Inc.	10,465
Mizuho Securities USA, Inc.	747
Morgan Stanley & Co., Inc.	747
$ 17,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,642
Fidelity High Income Central Fund 2	2,079,250
Fidelity Securities Lending Cash Central Fund	64,199
Fidelity VIP Investment Grade Central Fund	7,873,072
Total	$ 10,101,163
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 39,712,692	$ 11,094,280	$ -	$ 59,733,519	13.4%
Fidelity VIP Investment Grade Central Fund	304,949,284	7,874,469	-	329,887,781	9.8%
Total	$ 344,661,976	$ 18,968,749	$ -	$ 389,621,300
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 94,577,668	$ 92,033,543	$ 2,544,125	$ -
Consumer Staples	71,900,135	71,900,111	24	-
Energy	105,048,833	102,684,809	2,197,791	166,233
Financials	142,987,910	140,173,626	2,814,284	-
Health Care	106,508,911	104,807,566	1,701,345	-
Industrials	86,555,825	86,535,518	20,307	-
Information Technology	150,355,493	150,227,484	128,009	-
Materials	56,468,054	53,900,554	2,567,500	-
Telecommunication Services	16,529,235	16,529,235	-	-
Utilities	23,507,825	23,507,825	-	-
Cash Equivalents	17,000	-	17,000	-
Corporate Bonds	8,077,126	-	8,077,126	-
Fixed-Income Funds	389,621,300	389,621,300	-	-
Investment Companies	1,150,468	1,150,468	-	-
Money Market Funds	32,883,540	32,883,540	-	-
Total Investments in Securities	$ 1,286,189,323	$ 1,265,955,579	$ 20,067,511	$ 166,233

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 4,853,678
Total Realized Gain (Loss)	(454,270)
Total Unrealized Gain (Loss)	1,198,910
Cost of Purchases	1,486,192
Proceeds of Sales	(3,044,230)
Amortization/Accretion	-
Transfers in/out of Level 3	(3,874,047)
Ending Balance	$ 166,233
Total unrealized gain (loss) on investments held at June 30, 2009	$ 4,147

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	14.7%
AAA,AA,A	6.3%
BBB	4.5%
BB	2.1%
B	2.6%
CCC,CC,C	0.7%
D	0.2%
Not Rated	0.2%
Equities	67.0%
Short-Term Investments and Net Other Assets	1.7%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information used in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.8%
Canada	1.6%
Switzerland	1.5%
Bermuda	1.1%
Others (individually less than 1%)	6.0%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $83,322,663 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $41,078,944 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,525,654 and repurchase agreements of $17,000) - See accompanying schedule: Unaffiliated issuers (cost $936,618,038)	$ 863,684,483
Fidelity Central Funds (cost $428,862,554)	422,504,840
Total Investments (cost $1,365,480,592)		$ 1,286,189,323
Receivable for investments sold		10,198,919
Receivable for fund shares sold		363,928
Dividends receivable		1,050,390
Interest receivable		58,238
Distributions receivable from Fidelity Central Funds		1,711,315
Prepaid expenses		5,522
Other receivables		91,366
Total assets		1,299,669,001

Liabilities
Payable to custodian bank	$ 507,038
Payable for investments purchased	9,867,297
Payable for fund shares redeemed	138,380
Accrued management fee	440,583
Distribution fees payable	28,561
Other affiliated payables	182,457
Other payables and accrued expenses	754,094
Collateral on securities loaned, at value	10,162,586
Total liabilities		22,080,996

Net Assets		$ 1,277,588,005
Net Assets consist of:
Paid in capital		$ 1,558,559,697
Undistributed net investment income		12,828,825
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(213,843,250)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(79,957,267)
Net Assets		$ 1,277,588,005

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($157,680,981 ÷ 14,055,721 shares)	$ 11.22

Service Class: Net Asset Value, offering price and redemption price per share ($5,229,964 ÷ 467,970 shares)	$ 11.18

Service Class 2: Net Asset Value, offering price and redemption price per share ($137,039,018 ÷ 12,376,555 shares)	$ 11.07

Investor Class: Net Asset Value, offering price and redemption price per share ($977,638,042 ÷ 87,559,237 shares)	$ 11.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 6,138,416
Interest		161,081
Income from Fidelity Central Funds		10,101,163
Total income		16,400,660

Expenses
Management fee	$ 2,276,169
Transfer agent fees	908,701
Distribution fees	141,638
Accounting and security lending fees	229,041
Custodian fees and expenses	56,885
Independent trustees' compensation	4,182
Registration fees	39
Audit	36,098
Legal	821
Miscellaneous	47,056
Total expenses before reductions	3,700,630
Expense reductions	(7,036)	3,693,594
Net investment income (loss)		12,707,066
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(75,147,855)
Foreign currency transactions	(4,920)
Total net realized gain (loss)		(75,152,775)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,924)	217,364,207
Assets and liabilities in foreign currencies	(2,776)
Total change in net unrealized appreciation (depreciation)		217,361,431
Net gain (loss)		142,208,656
Net increase (decrease) in net assets resulting from operations		$ 154,915,722

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,707,066	$ 23,778,067
Net realized gain (loss)	(75,152,775)	(136,500,758)
Change in net unrealized appreciation (depreciation)	217,361,431	(339,077,751)
Net increase (decrease) in net assets resulting from operations	154,915,722	(451,800,442)
Distributions to shareholders from net investment income	-	(23,090,123)
Distributions to shareholders from net realized gain	(2,119,273)	(28,900,535)
Total distributions	(2,119,273)	(51,990,658)
Share transactions - net increase (decrease)	101,706,881	726,299,088
Total increase (decrease) in net assets	254,503,330	222,507,988

Net Assets
Beginning of period	1,023,084,675	800,576,687
End of period (including undistributed net investment income of $12,828,825 and undistributed net investment income of $121,759, respectively)	$ 1,277,588,005	$ 1,023,084,675

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 15.83	$ 15.64	$ 14.78	$ 14.35	$ 13.88
Income from Investment Operations
Net investment income (loss) E	.12	.31	.36	.33	.31	.36 H
Net realized and unrealized gain (loss)	1.25	(5.54)	.99	1.34	.50	.39
Total from investment operations	1.37	(5.23)	1.35	1.67	.81	.75
Distributions from net investment income	-	(.24)	(.54)	(.31)	(.37)	(.28)
Distributions from net realized gain	(.02)	(.49)	(.62)	(.50)	(.01)	-
Total distributions	(.02)	(.73)	(1.16)	(.81)	(.38)	(.28)
Net asset value, end of period	$ 11.22	$ 9.87	$ 15.83	$ 15.64	$ 14.78	$ 14.35
Total Return B, C, D	13.92%	(33.96)%	8.98%	11.78%	5.77%	5.47%
Ratios to Average Net Assets F, I
Expenses before reductions	.57% A	.55%	.57%	.61%	.58%	.56%
Expenses net of fee waivers, if any	.57% A	.55%	.57%	.61%	.58%	.56%
Expenses net of all reductions	.57% A	.55%	.57%	.59%	.54%	.56%
Net investment income (loss)	2.42% A	2.34%	2.25%	2.20%	2.22%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,681	$ 149,711	$ 274,561	$ 281,594	$ 276,343	$ 291,176
Portfolio turnover rate G	65% A	64%	41%	55%	140%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 15.77	$ 15.55	$ 14.70	$ 14.28	$ 13.81
Income from Investment Operations
Net investment income (loss) E	.11	.30	.34	.31	.30	.34 H
Net realized and unrealized gain (loss)	1.25	(5.52)	.99	1.33	.48	.40
Total from investment operations	1.36	(5.22)	1.33	1.64	.78	.74
Distributions from net investment income	-	(.22)	(.49)	(.29)	(.35)	(.27)
Distributions from net realized gain	(.02)	(.49)	(.62)	(.50)	(.01)	-
Total distributions	(.02)	(.71)	(1.11)	(.79)	(.36)	(.27)
Net asset value, end of period	$ 11.18	$ 9.84	$ 15.77	$ 15.55	$ 14.70	$ 14.28
Total Return B, C, D	13.86%	(34.02)%	8.90%	11.64%	5.61%	5.42%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.68%	.68%	.72%	.68%	.67%
Expenses net of fee waivers, if any	.70% A	.68%	.68%	.72%	.68%	.67%
Expenses net of all reductions	.70% A	.68%	.68%	.69%	.65%	.67%
Net investment income (loss)	2.28% A	2.22%	2.14%	2.09%	2.12%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,230	$ 4,983	$ 9,376	$ 14,247	$ 18,181	$ 21,228
Portfolio turnover rate G	65% A	64%	41%	55%	140%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 15.65	$ 15.46	$ 14.62	$ 14.20	$ 13.75
Income from Investment Operations
Net investment income (loss) E	.11	.27	.31	.28	.27	.32 H
Net realized and unrealized gain (loss)	1.23	(5.47)	.98	1.33	.50	.38
Total from investment operations	1.34	(5.20)	1.29	1.61	.77	.70
Distributions from net investment income	-	(.21)	(.48)	(.27)	(.34)	(.25)
Distributions from net realized gain	(.02)	(.49)	(.62)	(.50)	(.01)	-
Total distributions	(.02)	(.70)	(1.10)	(.77)	(.35)	(.25)
Net asset value, end of period	$ 11.07	$ 9.75	$ 15.65	$ 15.46	$ 14.62	$ 14.20
Total Return B, C, D	13.78%	(34.15)%	8.72%	11.50%	5.53%	5.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.81%	.82%	.87%	.83%	.82%
Expenses net of fee waivers, if any	.82% A	.81%	.82%	.87%	.83%	.82%
Expenses net of all reductions	.82% A	.80%	.82%	.84%	.80%	.82%
Net investment income (loss)	2.17% A	2.09%	2.00%	1.94%	1.95%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,039	$ 102,009	$ 120,116	$ 56,139	$ 40,716	$ 37,020
Portfolio turnover rate G	65% A	64%	41%	55%	140%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 15.77	$ 15.59	$ 14.77	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.12	.29	.34	.31	.11
Net realized and unrealized gain (loss)	1.24	(5.50)	.99	1.32	.70
Total from investment operations	1.36	(5.21)	1.33	1.63	.81
Distributions from net investment income	-	(.24)	(.53)	(.31)	-
Distributions from net realized gain	(.02)	(.49)	(.62)	(.50)	-
Total distributions	(.02)	(.73)	(1.15)	(.81)	-
Net asset value, end of period	$ 11.17	$ 9.83	$ 15.77	$ 15.59	$ 14.77
Total Return B, C, D	13.87%	(33.99)%	8.89%	11.56%	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.67% A	.64%	.68%	.73%	.76% A
Expenses net of fee waivers, if any	.67% A	.64%	.68%	.73%	.76% A
Expenses net of all reductions	.67% A	.64%	.68%	.71%	.73% A
Net investment income (loss)	2.32% A	2.25%	2.14%	2.07%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 977,638	$ 766,380	$ 396,524	$ 87,476	$ 14,133
Portfolio turnover rate G	65% A	64%	41%	55%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	Fidelity Management & Research Company, Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, short-term distributions from Fidelity Central Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 112,406,351
Unrealized depreciation	(198,707,148)
Net unrealized appreciation (depreciation)	$ (86,300,797)
Cost for federal income tax purposes	$ 1,372,490,120

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $478,963,537 and $348,903,135, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 2,410
Service Class 2	139,228
$ 141,638

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 63,746
Service Class	2,941
Service Class 2	49,071
Investor Class	792,943
$ 908,701

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,410 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,011 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $64,199.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,010 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 3,590,096
Service Class	-	110,719
Service Class 2	-	2,115,520
Investor Class	-	17,273,788
Total	$ -	$ 23,090,123
From net realized gain
Initial Class	$ 295,334	$ 8,405,764
Service Class	9,857	285,557
Service Class 2	213,581	3,807,586
Investor Class	1,600,501	16,401,628
Total	$ 2,119,273	$ 28,900,535

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	596,803	833,717	$ 5,930,059	$ 11,749,517
Reinvestment of distributions	30,990	947,612	295,334	11,995,860
Shares redeemed	(1,741,837)	(3,954,013)	(16,526,579)	(49,429,221)
Net increase (decrease)	(1,114,044)	(2,172,684)	$ (10,301,186)	$ (25,683,844)
Service Class
Shares sold	4,184	59,772	$ 39,141	$ 883,607
Reinvestment of distributions	1,039	31,136	9,857	396,276
Shares redeemed	(43,780)	(178,763)	(414,725)	(2,413,973)
Net increase (decrease)	(38,557)	(87,855)	$ (365,727)	$ (1,134,090)
Service Class 2
Shares sold	2,817,960	4,094,561	$ 28,400,206	$ 52,156,218
Reinvestment of distributions	22,697	485,367	213,581	5,923,106
Shares redeemed	(923,122)	(1,794,742)	(9,056,960)	(23,293,761)
Net increase (decrease)	1,917,535	2,785,186	$ 19,556,827	$ 34,785,563
Investor Class
Shares sold	10,614,387	50,969,711	$ 103,226,499	$ 696,381,533
Reinvestment of distributions	168,829	2,920,016	1,600,501	33,675,416
Shares redeemed	(1,205,363)	(1,045,000)	(12,010,033)	(11,725,490)
Net increase (decrease)	9,577,853	52,844,727	$ 92,816,967	$ 718,331,459

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 87% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0809
1.705697.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2009